Borrowings - Schedule of Interest-Bearing Financial Instruments (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	RM 63,340,867	$ 15,597,357	RM 35,039,857
Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	239,113	58,880	132,201
Hire Purchase [Member] | Fixed rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	416,488	102,558	250,000
Bank Borrowings [Member] | Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	RM 62,924,379	$ 15,494,799	RM 34,789,857